Supplemental Disclosures - Comprehensive Income Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	$ 134.7	$ 174.3
Operating
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	58.4	76.6
General and administrative
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	64.0	72.8
Share-based compensation
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	$ 12.3	$ 24.9